Subsequent Events (Details) - Subsequent Event [Member] shares in Millions	Feb. 17, 2026 shares
Subsequent Events [Line Items]
Outstanding shares of common stock	95.00%
Common Stock [Member]
Subsequent Events [Line Items]
The calculation of the number of shares to be issued to Tenax Members based on the calculation of the merger consideration as of December 31, 2025	112.5